Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Allowance for Doubtful Accounts Receivable, Current	$ 1,124	$ 1,217
Costs and estimated earnings on long-term contracts, progress billings	30,887	30,534
Advance payments on long-term contracts, costs incurred	$ 23,853	$ 31,534
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	30,147,504	30,044,486
Treasury stock, shares	3,707,407	3,453,249